Portfolio of Investments September 30, 2025
QQQX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.9%
1442547041 COMMON STOCKS - 99.1% 1442547041
AUTOMOBILES & COMPONENTS - 4.3%
40,233 Ford Motor Co $ 481,187
4,110 Lear Corp 413,507
139,181 (a) Tesla Inc 61,896,574
TOTAL AUTOMOBILES & COMPONENTS 62,791,268
CAPITAL GOODS - 2.3%
7,468 3M Co 1,158,884
9,138 Caterpillar Inc 4,360,197
3,812 (a) Enovix Corp 38,006
7,764 Fortive Corp 380,358
12,364 GE Vernova Inc 7,602,624
30,184 General Electric Co 9,079,951
584 HEICO Corp 188,527
2,990 Howmet Aerospace Inc 586,728
430,790 (a),(b) Plug Power Inc 1,003,741
7,632 Rockwell Automation Inc 2,667,613
116 TransDigm Group Inc 152,890
4,996 United Rentals Inc 4,769,481
5,734 Vertiv Holdings Co, Class A 865,031
1,390 WW Grainger Inc 1,324,614
TOTAL CAPITAL GOODS 34,178,645
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
37,823 Robert Half Inc 1,285,225
21,890 Tetra Tech Inc 730,688
9,596 Veralto Corp 1,023,030
7,562 Waste Connections Inc 1,329,400
9,915 Waste Management Inc 2,189,529
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,557,872
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.6%
360,736 (a),(c) Amazon.com Inc 79,206,803
940 (a) AutoZone Inc 4,032,826
1,817 (a) Burlington Stores Inc 462,426
1,711 (a) Carvana Co 645,458
52,348 (a) Coupang Inc 1,685,606
8,039 Dick's Sporting Goods Inc 1,786,427
16,562 eBay Inc 1,506,314
4,795 (a) MercadoLibre Inc 11,205,627
14,611 (a) Ollie's Bargain Outlet Holdings Inc 1,876,052
7,621 Pool Corp 2,363,043
181 (a),(b) Savers Value Village Inc 2,398
22,853 TJX Cos Inc/The 3,303,173
16,149 Tractor Supply Co 918,394
6,382 Williams-Sonoma Inc 1,247,362
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 110,241,909
CONSUMER DURABLES & APPAREL - 0.1%
16,176 (a) Deckers Outdoor Corp 1,639,761
TOTAL CONSUMER DURABLES & APPAREL 1,639,761
CONSUMER SERVICES - 3.3%
6,160 Booking Holdings Inc 33,259,503
87,000 (a) Chipotle Mexican Grill Inc 3,409,530
10,528 Darden Restaurants Inc 2,004,110
297 Domino's Pizza Inc 128,218
26,996 Hilton Worldwide Holdings Inc 7,003,842
10,345 Service Corp International/US 860,911
2,929 Wingstop Inc 737,171
TOTAL CONSUMER SERVICES 47,403,285

Portfolio of Investments September 30, 2025
(continued)
QQQX

SHARES DESCRIPTION VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.6%
25,248 (a) BJ's Wholesale Club Holdings Inc $ 2,354,376
2,618 Casey's General Stores Inc 1,480,008
145,319 (a) HF Foods Group Inc 401,081
43,339 Kroger Co/The 2,921,482
27,218 (a) Maplebear Inc 1,000,534
22,357 (a) Performance Food Group Co 2,326,022
36,930 (a) Sprouts Farmers Market Inc 4,017,984
8,486 Sysco Corp 698,737
10,413 Target Corp 934,046
46,686 (a) US Foods Holding Corp 3,577,081
179,119 Walmart Inc 18,460,004
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 38,171,355
ENERGY - 0.4%
4,902 (a) Clean Energy Fuels Corp 12,647
15,890 EQT Corp 864,893
18,537 Exxon Mobil Corp 2,090,047
5,484 Select Water Solutions Inc 58,624
53,009 TechnipFMC PLC 2,091,205
980 Texas Pacific Land Corp 914,967
TOTAL ENERGY 6,032,383
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
55,254 CubeSmart 2,246,628
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,246,628
FINANCIAL SERVICES - 2.7%
5,861 (a) Berkshire Hathaway Inc, Class B 2,946,559
4,229 (a) Coinbase Global Inc, Class A 1,427,245
11,527 Jack Henry & Associates Inc 1,716,716
8,130 Mastercard Inc, Class A 4,624,425
8,682 Moody's Corp 4,136,799
19,418 Morgan Stanley 3,086,685
143,943 (a) PayPal Holdings Inc 9,652,818
14,949 (a) Robinhood Markets Inc, Class A 2,140,398
3,079 S&P Global Inc 1,498,580
11,343 SEI Investments Co 962,454
11,700 (a) Toast Inc, Class A 427,167
17,825 Visa Inc, Class A 6,085,099
TOTAL FINANCIAL SERVICES 38,704,945
FOOD, BEVERAGE & TOBACCO - 1.7%
70,834 (a) Bridgford Foods Corp 562,776
73,836 Brown-Forman Corp, Class B 1,999,479
10,507 Cal-Maine Foods Inc 988,709
42,479 (a) Celsius Holdings Inc 2,442,118
1,900 Coca-Cola Consolidated Inc 222,604
46,702 (a) Freshpet Inc 2,573,747
242,394 (a) Monster Beverage Corp 16,315,540
TOTAL FOOD, BEVERAGE & TOBACCO 25,104,973
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
26,882 Abbott Laboratories 3,600,575
2,837 Becton Dickinson & Co 531,001
50,911 (a) Boston Scientific Corp 4,970,441
9,791 Cardinal Health Inc 1,536,795
845 Cencora Inc 264,088
768 Embecta Corp 10,837
17,206 (a) Hims & Hers Health Inc 975,924
17,865 (a) LENSAR Inc 220,633
4,308 McKesson Corp 3,328,102
313 (a) Novocure Ltd 4,044
42,642 (a) PROCEPT BioRobotics Corp 1,521,893
19,914 Stryker Corp 7,361,609
695 (a) TransMedics Group Inc 77,979

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
1 (a) Venus Concept Inc $ 2
TOTAL HEALTH CARE EQUIPMENT & SERVICES 24,403,923
INSURANCE - 0.1%
10,152 (a) Lemonade Inc 543,436
5,928 Progressive Corp/The 1,463,920
TOTAL INSURANCE 2,007,356
MATERIALS - 0.2%
4,212 Ball Corp 212,369
1,460 Carpenter Technology Corp 358,489
17,563 CF Industries Holdings Inc 1,575,401
6,845 (a) comScore Inc 59,757
3,839 Sherwin-Williams Co/The 1,329,292
TOTAL MATERIALS 3,535,308
MEDIA & ENTERTAINMENT - 13.4%
234,577 (c) Alphabet Inc, Class A 57,025,669
166,170 Alphabet Inc, Class C 40,470,703
440,630 (a) AMC Entertainment Holdings Inc, Class A 1,277,827
521,346 Comcast Corp, Class A 16,380,691
37,076 Fox Corp, Class A 2,338,013
15,071 (a) Liberty Media Corp-Liberty Formula One, Class C 1,574,166
19,482 (a) Live Nation Entertainment Inc 3,183,359
37,991 (a) Match Group Inc 1,341,842
78,458 Meta Platforms Inc 57,617,986
25,957 New York Times Co/The, Class A 1,489,932
6,270 News Corp, Class B 216,628
22,237 (a) ROBLOX Corp, Class A 3,080,269
22,589 (a) Roku Inc 2,261,837
42,393 Saga Communications Inc, Class A 527,369
6,037 (a) Spotify Technology SA 4,213,826
9,491 (a) TKO Group Holdings Inc 1,916,802
TOTAL MEDIA & ENTERTAINMENT 194,916,919
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.5%
12,612 Agilent Technologies Inc 1,618,750
66,016 (c) Amgen Inc 18,629,715
803 (a) Arcus Biosciences Inc 10,921
284 (a) Arvinas Inc 2,420
4,646 (a) Charles River Laboratories International Inc 726,913
16,193 Danaher Corp 3,210,424
97,899 (a) Editas Medicine Inc 339,710
2,706 Eli Lilly & Co 2,064,678
5,556 (a) Exelixis Inc 229,463
172,825 Gilead Sciences Inc 19,183,575
11,370 (a) Humacyte Inc 19,784
13,603 (a) Insmed Inc 1,958,968
1,618 (a) Madrigal Pharmaceuticals Inc 742,112
632 (a) Natera Inc 101,733
6,244 (a) Revolution Medicines Inc 291,595
7,842 (a) Tarsus Pharmaceuticals Inc 466,050
40,864 (a) Vaxcyte Inc 1,471,921
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 51,068,732
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.8%
159,321 (a) Advanced Micro Devices Inc 25,776,545
93,667 (c) Analog Devices Inc 23,013,982
165,056 (c) Applied Materials Inc 33,793,565
197,219 Broadcom Inc 65,064,520
16,905 (a) Credo Technology Group Holding Ltd 2,461,537
7,807 (a) First Solar Inc 1,721,678
28,303 (a) Lattice Semiconductor Corp 2,075,176
13,569 (a) MACOM Technology Solutions Holdings Inc 1,689,205
6,123 Monolithic Power Systems Inc 5,637,079
209,015 (a) Navitas Semiconductor Corp 1,509,088

Portfolio of Investments September 30, 2025
(continued)
QQQX

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
812,732 (c) NVIDIA Corp $ 151,639,535
38,405 Power Integrations Inc 1,544,265
140,959 QUALCOMM Inc 23,449,939
15,373 (a) Semtech Corp 1,098,401
10,622 (a) Silicon Laboratories Inc 1,392,863
6,794 (a) SiTime Corp 2,047,100
9,085 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 2,537,350
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 346,451,828
SOFTWARE & SERVICES - 17.6%
48,868 (a) Adobe Inc 17,238,187
3,822 (a) Appfolio Inc, Class A 1,053,572
52,492 (a) Autodesk Inc 16,675,134
7,488 (a) Commvault Systems Inc 1,413,585
42,215 (a),(b) D-Wave Quantum Inc 1,043,133
1,372 (a) Fair Isaac Corp 2,053,239
9,688 (a) Guidewire Software Inc 2,226,884
1,843 InterDigital Inc 636,259
277,250 (c) Microsoft Corp 143,601,637
20,656 (a) Nutanix Inc, Class A 1,536,600
40,479 Oracle Corp 11,384,314
196,393 (a) Palantir Technologies Inc, Class A 35,826,011
24,964 (a) PTC Inc 5,068,191
36,467 Salesforce Inc 8,642,679
7,036 (a) ServiceNow Inc 6,475,090
2,972 (a) Tyler Technologies Inc 1,554,831
TOTAL SOFTWARE & SERVICES 256,429,346
TECHNOLOGY HARDWARE & EQUIPMENT - 11.5%
516,270 (c) Apple Inc 131,457,830
497,907 Cisco Systems Inc 34,066,797
8,099 (a) Keysight Technologies Inc 1,416,677
2,588 (a) Ralliant Corp 113,173
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 167,054,477
TELECOMMUNICATION SERVICES - 0.3%
22,310 (a),(b) AST SpaceMobile Inc 1,094,975
15,823 Spok Holdings Inc 272,947
31,079 Telephone and Data Systems Inc 1,219,540
55,601 Verizon Communications Inc 2,443,664
TOTAL TELECOMMUNICATION SERVICES 5,031,126
TRANSPORTATION - 0.3%
11,239 Delta Air Lines Inc 637,813
228 FedEx Corp 53,765
33,792 (a) Uber Technologies Inc 3,310,602
4,685 (a) XPO Inc 605,630
TOTAL TRANSPORTATION 4,607,810
UTILITIES - 1.0%
6,056 Atmos Energy Corp 1,034,062
4,647 CMS Energy Corp 340,439
17,908 NRG Energy Inc 2,900,201
26,822 PG&E Corp 404,476
3,827 Public Service Enterprise Group Inc 319,401
52,824 Southern Co/The 5,006,131
20,225 Vistra Corp 3,962,482
TOTAL UTILITIES 13,967,192
TOTAL COMMON STOCKS
(Cost $337,054,186) 1,442,547,041

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
SHARES DESCRIPTION VALUE
25,203,456 EXCHANGE-TRADED FUNDS - 1.8% 25,203,456
76,800 Vanguard Total Stock Market ETF $ 25,203,456
TOTAL EXCHANGE-TRADED FUNDS
(Cost $23,825,914) 25,203,456
TYPE DESCRIPTION(d)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT(e)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0.0%
Put S&P 500 Index 50 $ 25,000,000 $ 5,000 10/17/25 2,750
TOTAL OPTIONS PURCHASED
(Cost $21,119) 50 $ 25,000,000 2,750
TOTAL LONG-TERM INVESTMENTS
(Cost $360,901,219) 1,467,753,247
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
2,217,973 (f) State Street Navigator Securities Lending Government Money
Market Portfolio
4.180%(g) 2,217,973
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,217,973) 2,217,973
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.0%
29,332,736 REPURCHASE AGREEMENTS - 2.0% 29,332,736
$ 29,332,736 (h) Fixed Income Clearing Corporation 1 .260 10/01/25 29,332,736
TOTAL REPURCHASE AGREEMENTS
(Cost $29,332,736) 29,332,736
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,332,736) 29,332,736
TOTAL INVESTMENTS - 103.0%
(Cost $392,451,928) 1,499,303,956
OTHER ASSETS & LIABILITIES, NET -  (3.0)% (44,036,369)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,455,267,587
ADR American Depositary Receipt
ETF Exchange-Traded Fund
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $2,133,889.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Exchange-traded, unless otherwise noted.
(e) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 1.260% dated 9/30/25 to be repurchased at $29,333,763 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 7/15/33, valued at $29,919,422.
Options Written
Type Description(a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call Invesco QQQ Trust Series 1 (1,200) $ (70,800,000) $ 590 10/17/25 $ (1,960,800)
Call Invesco QQQ Trust Series 1 (600) (36,000,000) 600 10/17/25 (554,100)
Call Meta Platforms Inc (100) (8,500,000) 850 10/17/25 (4,700)
Call S&P 500 Index (130) (87,100,000) 6,700 10/17/25 (855,400)
Call NASDAQ 100 Stock INDEX (215) (527,287,500) 24,525 10/17/25 (9,859,900)
Call S&P 500 Index (120) (81,000,000) 6,750 10/31/25 (911,400)

Portfolio of Investments September 30, 2025
(continued)
QQQX

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Type Description(a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call S&P 500 Index (50) $ (34,250,000) $ 6,850 10/31/25 $ (174,750)
Total Options Written (premiums received $13,016,453) (2,415) $(844,937,500) $(14,321,050)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
QQQX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,442,547,041 $ – $ – $ 1,442,547,041
Exchange-Traded Funds 25,203,456 – – 25,203,456
Options Purchased 2,750 – – 2,750
Investments Purchased with Collateral from Securities
Lending 2,217,973 – – 2,217,973
Short-Term Investments:
Repurchase Agreements – 29,332,736 – 29,332,736
Investments in Derivatives:
Options Written (14,321,050) – – (14,321,050)
Total $ 1,455,650,170 $ 29,332,736 $ – $ 1,484,982,906